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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2001
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                ---------------
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner            Baltimore, Maryland           02/14/02
           -------------------------     ----------------------------  --------
                [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    49
                                           ------------------------------

Form 13F Information Table Value Total:    $402,357
                                           ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                                 FORM 13F INFORMATION TABLE


    COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
 --------------    --------------   --------     --------     --------------------   ----------   ---------  ----------------------
                                                  VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS    CUSIP       (x$1000)     PRN AMT   PRN   CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
 --------------    --------------    -----       --------     -------   ---   ----   ----------    --------  ----   ------     ----

Amerisource Bergen
Corp.                   Common       03073E105     3,807      59,900     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Aquila Inc.             Common       03840J106     5,036     294,500     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Aviron                  Common       053762100     4,908      98,700     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Barr Laboratories       Common       068306109     2,206      27,800     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CANTV Telefonos         Common       204421101       221      15,706     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Cardinal Health         Common       14149y108     6,218      96,171     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Caremark Rx, Inc.       Common       141705103    80,275   4,921,800     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

JP Morgan Chase & Co    Common       46625H100     1,207      33,200     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Chevron Texaco Corp     Common       166764100     7,492      83,611     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Citigroup Inc.          Common       172967101    15,107     299,274     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CP Ships Limited        Common       22409V102     1,670     155,000     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CVS Corp.               Common       126650100     1,332      45,000     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CVS Corp.               Common       126650100       740      25,000     SH   CALL      SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------

CVS Corp.               Common       126650100     4,440     150,000     SH   CALL      SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------

Dime Bancorp            Common       25429Q102       361      10,000     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Dow Chemical            Common       260543103     5,975     176,887     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

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                                                 FORM 13F INFORMATION TABLE


    COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
 --------------    --------------   --------     --------     --------------------   ----------   ---------  ----------------------
                                                  VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS    CUSIP       (x$1000)     PRN AMT   PRN   CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
 --------------    --------------    -----       --------     -------   ---   ----   ----------    --------  ----   ------     ----

DTE Energy              Common       233331107     1,029      24,528     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

El Paso Corp            Common       337932107       713      15,984     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Fairmont Hotel &
Resort                  Common       305204109     1,134      47,575     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

First Energy Corp.      Common       337932107       545      15,578     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Fleet Boston
Financial Corp          Common       339030108       390      10,674     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Globalsantafe Corp      Common       G3930E101       699      24,500     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Hotjobs.com             Common       441474103       499      48,000     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

International Game
Tech                    Common       459902102     6,591      96,500     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

JDS Uniphase            Common       46612j101     3,498     402,760     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson       Common       478160104    50,519     854,800     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

LSI Logic               Common       538021106       437      27,700     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Maritrans Inc.          Common       570363101       857      71,700     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Marvell Technology      Common       G5876H105       321       8,965     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Microchip Tech          Common       595017104       290       7,473     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Mitchell Energy         Common       606592202     2,132      40,000     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Nasdaq 100 Trust        Common       631100104       778      20,000     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

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                                                 FORM 13F INFORMATION TABLE


    COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
 --------------    --------------   --------     --------     --------------------   ----------   ---------  ----------------------
                                                  VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS    CUSIP       (x$1000)     PRN AMT   PRN   CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
 --------------    --------------    -----       --------     -------   ---   ----   ----------    --------  ----   ------     ----

Northrop Grumman        Common       666807102    28,795     285,641     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Pancanadian Energy      Common       69831A107     4,182     161,200     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Pepsico, Inc.           Common       713448108    22,992     472,220     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Pulte Homes             Common       745867101     4,865     108,900     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Righchoice Managed
Care                    Common       76657T102    22,075     315,400     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Sanmina, Inc.           Common       800907107       954      47,960     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Shire Pharmaceuticals   Common       82481r106     1,638      44,755     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Suiza Foods             Common       865077101       576       8,451     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Transocean Sedco        Common       G90078109     1,933      57,150     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Tweeter Home
Entertainment           Common       901167106     1,008      34,800     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Tyson Foods             Common       902494103     1,838     159,119     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

US Bancorp              Common       902973304     2,036      97,300     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Valero Energy           Common       91913Y100    16,418     430,683     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Vivendi                 Common       92851S105     7,999     148,700     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Westvaco                Common       961548104     3,186     112,000     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Willamette Industries   Common       969133107    65,223   1,251,400     SH             SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Willamette Industries   Common       969133107     5,212     100,000     SH   PUT       SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------